Business Combinations - Unaudited Pro Forma Financial Information and Effects of Pro Forma Adjustments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Catalent Pharma Solutions Inc.
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Net revenue	$ 1,694.8
Cost of products sold	1,136.2
Gross Margin	558.6
Selling, general and administrative expenses	348.1
Impairment charges and (gain)/loss on sale of assets	1.8
Restructuring and other	19.5
Property and casualty (gain)/losses, net	(8.8)
Operating earnings/(loss)	198.0
Interest expense, net	183.2
Other (income)/expense, net	(3.8)
Earnings/(loss) from continuing operations before income taxes	18.6
Income tax expense/(benefit)	16.5
Earnings/(loss) from continuing operations	2.1
Earnings/(loss) from discontinued operations, net of tax	(41.3)
Net earnings/(loss)	(39.2)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	1.2
Net earnings/(loss) attributable to Catalent	(40.4)
CTS July 1, 2011 thru February 16, 2012 (Unaudited)
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Net revenue	123.1
Cost of products sold	55.6
Gross Margin	67.5
Selling, general and administrative expenses	63.8
Restructuring and other	0.3
Operating earnings/(loss)	3.4
Interest expense, net	10.5
Other (income)/expense, net	0.4
Earnings/(loss) from continuing operations before income taxes	(7.5)
Income tax expense/(benefit)	2.2
Earnings/(loss) from continuing operations	(9.7)
Net earnings/(loss)	(9.7)
Net earnings/(loss) attributable to Catalent	(9.7)
Proforma Adjustments (Unaudited)
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cost of products sold	2.5
Gross Margin	(2.5)
Selling, general and administrative expenses	7.4
Operating earnings/(loss)	(9.9)
Interest expense, net	2.6
Earnings/(loss) from continuing operations before income taxes	(12.5)
Income tax expense/(benefit)	(5.0)
Earnings/(loss) from continuing operations	(7.5)
Net earnings/(loss)	(7.5)
Net earnings/(loss) attributable to Catalent	(7.5)
Catalent Pharma Solutions Inc. Proforma Combined
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Net revenue	1,817.9
Cost of products sold	1,194.3
Gross Margin	623.6
Selling, general and administrative expenses	419.3
Impairment charges and (gain)/loss on sale of assets	1.8
Restructuring and other	19.8
Property and casualty (gain)/losses, net	(8.8)
Operating earnings/(loss)	191.5
Interest expense, net	196.3
Other (income)/expense, net	(3.4)
Earnings/(loss) from continuing operations before income taxes	(1.4)
Income tax expense/(benefit)	13.7
Earnings/(loss) from continuing operations	(15.1)
Earnings/(loss) from discontinued operations, net of tax	(41.3)
Net earnings/(loss)	(56.4)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	1.2
Net earnings/(loss) attributable to Catalent	$ (57.6)